Net income/(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income/(loss) attributable to the Company's ordinary shareholders – basic	¥ 24,167	¥ 10,380	¥ (3,560)
Impact of subsidiaries' diluted earnings	(30)	(170)	(2)
Net income/(loss) attributable to the Company's ordinary shareholders – diluted	¥ 24,137	¥ 10,210	¥ (3,562)
Denominator:
Weighted average number of shares – basic	3,144,233,160	3,125,571,110	3,107,436,665
Adjustments for dilutive options and RSUs	26,309,236	55,315,026	0
Weighted average number of shares – diluted	3,170,542,396	3,180,886,136	3,107,436,665
Basic net income/(loss) per share attributable to the Company's ordinary shareholders	¥ 7.69	¥ 3.32	¥ (1.15)
Diluted net income/(loss) per share attributable to the Company's ordinary shareholders	¥ 7.61	¥ 3.21	¥ (1.15)